Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (12.2%)
AT&T, Inc.	759,800	21,662
Comcast Corp. - Class A	590,511	27,317
Verizon Communications, Inc.	434,600	25,854
The Walt Disney Co.	207,136	25,702

Total		100,535

Consumer Discretionary (6.3%)
Dollar Tree, Inc. *	273,400	24,972
Lowe’s Companies, Inc.	165,500	27,450

Total		52,422

Consumer Staples (9.2%)
Archer-Daniels-Midland Co.	539,500	25,081
Conagra Brands, Inc.	720,733	25,738
Mondelez International, Inc.	438,500	25,192

Total		76,011

Energy (2.8%)
ConocoPhillips	701,400	23,034

Total		23,034

Financials (14.6%)
The Allstate Corp.	262,200	24,683
American International Group, Inc.	813,500	22,396
The Bank of New York Mellon Corp.	674,900	23,176

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Marsh & McLennan Cos., Inc.	219,900	25,223
Truist Financial Corp.	655,400	24,938

Total		120,416

Health Care (17.2%)
Abbott Laboratories	20,381	2,218
Cardinal Health, Inc.	462,900	21,733
Cigna Corp.	133,503	22,617
CVS Health Corp.	401,400	23,442
Johnson & Johnson	168,400	25,071
Merck & Co., Inc.	287,400	23,840
Pfizer, Inc.	637,200	23,385

Total		142,306

Industrials (9.4%)
Caterpillar, Inc.	196,639	29,329
Northrop Grumman Corp.	73,800	23,283
Raytheon Co.	430,379	24,764

Total		77,376

Information Technology (18.1%)
Broadcom, Inc.	77,200	28,125
Cisco Systems, Inc.	571,200	22,500
Cognizant Technology Solutions Corp. - Class A	394,118	27,360
Intel Corp.	433,700	22,457
Motorola Solutions, Inc.	142,596	22,360
Oracle Corp.	442,800	26,435

Total		149,237

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Materials (3.2%)
DuPont de Nemours, Inc.	473,584	26,275

Total		26,275

Real Estate (2.9%)
Equity Residential	471,895	24,222

Total		24,222

Utilities (2.6%)
Edison International	421,800	21,444

Total		21,444

Total Common Stocks (Cost: $667,940)		813,278

Short-Term Investments (1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	11,489,352	11,489

Total		11,489

Total Short-Term Investments (Cost: $11,489)		11,489

Total Investments (99.9%) (Cost: $679,429)@		824,767

Other Assets, Less Liabilities (0.1%)		967

Net Assets (100.0%)		825,734

+	All par is stated in U.S Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 9/30/2020.

@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $679,429 and the net unrealized appreciation of investments based on that cost was $145,338 which is comprised of $183,903 aggregate gross unrealized appreciation and $38,565 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$813,278	$—	$—
Short-Term Investments	11,489	—	—

Total Assets:	$824,767	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand